Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (5,650,379)	$ 3,182,565	$ 2,817,825
Adjustments to reconcile net income to cash used in operating activities:
Expected credit loss allowance	1,389,992	1,308,589	1,118,634
Depreciation of property and equipment	30,393	22,203	14,465
Amortization of intangible assets	7,405	4,024	2,755
Amortization of operating lease right-of-use asset	408,061	281,006	125,902
Impairment loss on prepayments	53,132
Impairment of inventories	179,045		132,444
Impairment of long-lived assets	35,017
Gain on disposal of a subsidiary		(60,622)
Share-based compensation	1,300,181
Changes in assets and liabilities
Accounts receivable	4,178,425	(7,357,104)	(7,082,779)
Prepayments, deposits and other receivables	(5,636,781)	(1,726,074)	(1,046,756)
Inventories	(976,595)
Deferred tax assets	(1,314,494)	(196,288)	(187,662)
Accounts payable	(2,108,255)	7,050,519	1,757,876
Operating lease liabilities	(370,726)	(281,682)	(122,460)
Income tax payable	(10,231)	179,026	289,890
Accrued expenses and other payables	3,728,303	384,468	2,071,014
Warranty provision	(1,340)	(25,155)	(26,750)
Contract liabilities	420,318	(288,656)	795,256
Prepayments	(3,522,492)	(4,347,391)	(2,088,867)
Advances to shareholders	(930,035)	(415,590)
Repayments from a shareholder			239,734
Advances to related parties	(177,888)		(875,797)
Repayment from related parties		800,893
Advances from related parties	2,548	10,695
Repayment to related parties			(10,350)
Net cash used in operating activities	(8,966,396)	(1,474,574)	(2,075,626)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(83,006)	(4,917)	(66,745)
Purchase of intangible assets	(8,947)	(35,011)	(5,381)
Disposal of a subsidiary		(11,732)
Net cash used in investing activities	(91,953)	(51,660)	(72,126)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment to long-term loan from related party		(185,969)	(91,308)
Repayment to long-term other borrowings	(205,812)		(159,973)
Proceeds from long-term other borrowings		194,005
Proceeds from short-term loan from a shareholder			187,246
Proceeds from short-term bank loans	6,251,839	2,100,793	1,841,745
Repayment of short-term bank loans	(2,154,350)	(1,755,742)	(725,536)
Repayment of long-term bank loans	(342,423)	(35,634)	(63,700)
Proceeds from long-term bank loans	689,955	83,145	291,470
Advances from shareholders		562,247
Repayment to Shareholders	(475,940)		(926,771)
Proceeds from issuance of ordinary shares upon initial public offering, net of underwriting commissions, discounts and other offering costs of $949,205	7,028,258
Capital contribution from shareholders		690,878	1,970,098
Deferred IPO costs		(216,998)	(707,233)
Net cash provided by financing activities	10,791,527	1,436,725	1,616,038
Net increase (decrease) in cash and cash equivalents	1,733,178	(89,509)	(531,714)
Effect of foreign currency translation on cash and cash equivalents	43,444	(7,933)	(14,106)
Cash and cash equivalents at beginning of year	108,745	206,187	752,007
Cash and cash equivalents at end of year	1,885,367	108,745	206,187
Supplemental cash flow information:
Income taxes paid	12,901		13,230
Interest paid	128,253	100,563	57,941
Listing fee paid		277,523	659,606
Deferred IPO Costs Charged Against Additional Paid-in Capital	909,557
Supplemental disclosure of non-cash activities:
Operating lease right-of-use asset obtained in exchange for operating lease liability	415,561		497,325
Property and equipment acquired under installment financing arrangement secured by the related asset	$ 52,085